EXHIBIT 99.1

DISTRIBUTION REPORT
FOR
STEP UP CALLABLE TRUST UNITS SERIES 2010-02 (BAC)

DISTRIBUTION DATE
JANUARY 3, 2012

CLASS A CUSIP NUMBER 858585AA0

(i)
the amounts received by the Trustee as of the last such statement in respect of principal, interest and premium on the Bank of America Corporation 5.625% Senior Notes due July 2020 (the “Underlying Securities”):

Interest:	$1,125,000.00
Principal:	$0.00
Premium:	$0.00

(ii)
the amount of distribution on such Distribution Date to Holders allocable to principal of and premium, if any, and interest on the Certificates and the amount of aggregate unpaid interest accrued as of such Distribution Date:

Interest:	$800,000.00
Principal:	$0.00
Unpaid Interest Accrued:	$0.00

(iii)
the amount of distribution on such Distribution Date to Morgan Stanley & Co. International plc (the “Swap Counterparty”) as of the last such statement in respect of the swap agreement entered into between Step Up Callable Trust Units Series 2010-02 (BAC) and Morgan Stanley & Co. International plc (the “Swap Agreement”):

Interest:	$325,000.00
Principal:	$0.00
Unpaid Interest Accrued:	$0.00

(iv)
the amount of distribution on such Distribution Date to MS Structured Asset Corp. as of the last such statement in respect of the Trust Agreement entered into between Step Up Callable Trust Units Series 2010-02
(BAC) and MS Structured Asset Corp. (the “Trust  Agreement”):

Interest:	$0.00
Principal:	$0.00
Unpaid Interest Accrued:	$0.00

(v)
the aggregate stated principal amount and, if applicable, notional amount of the Underlying Securities related to such Series, the current interest rate or rates thereon at the close of business on such Distribution Date:

Principal Amount:	$40,000,000
Interest Rate:	5.625%
Rating:

Moody’s Investors Service	Baa1
Standard & Poor’s Rating Service	A-
Fitch Ratings Inc.	A

(vi)	the aggregate Certificate Principal Balance (or Notional Amount, if applicable) of each Class of such Series at the close of business on such Distribution Date.

($1,000 Stated Amount)
Initial Principal Balance:	$40,000,000.00
Reduction:	(0)
Principal Balance 1/03/12:	$40,000,000.00